Form N-1A Cover	Jan. 06, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 06, 2025
Prospectus Date	Jan. 06, 2025